Goodwill - Schedule of Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year	$ 203.9	$ 211.5
Goodwill	(0.6)	(0.8)
Goodwill, end of year	275.9	203.9
Hammerhead Acquisition
Schedule of Goodwill [Roll Forward]
Acquisition	72.6	0.0
Saskatchewan, Gas Infrastructure Assets
Schedule of Goodwill [Roll Forward]
Asset dispositions	$ 0.0	$ (6.8)